Summary of Significant Accounting Policies - Computation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Basic income (loss) per common share:
Net income (loss) attributable to Blade Air Mobility, Inc.	$ 772	$ (2,361)
Less: Undistributed earnings (loss) allocated to nonvested restricted stockholders	(17)	0
Basic net earnings (loss) available to common stockholders	755	(2,361)
Add: Undistributed earnings (loss) allocated to nonvested restricted stockholders	17	0
Less: Reallocation of undistributed earnings (loss) to nonvested restricted stockholders	(15)	0
Diluted net earnings (loss) available to common stockholders	$ 757	$ (2,361)
Total weighted-average basic common shares outstanding	69,759,411	25,285,053
Effect of dilutive securities:
Stock options	7,925,482	0
Total effect of dilutive securities	7,925,482	0
Total weighted-average diluted common shares outstanding	77,684,893	25,285,053
Net earnings (loss) per common share:
Basic earnings (loss) per common share	$ 0.01	$ (0.09)
Diluted earnings (loss) per common share	$ 0.01	$ (0.09)